3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of exchange rates used
	December 31, 2016	December 31, 2015	December 31, 2014
Exchange rates as of the balance sheet dates	6.9370:1 RMB to USD	6.4936:1 RMB to USD	—
	7.7551:1 HKD to USD	7.7510:1 HKD to USD	—
Average exchange rates for the years ended	6.6344:1 RMB to USD	6.2245:1 RMB to USD	6.1443:1 RMB to USD
	7.7615:1 HKD to USD	7.7521:1 HKD to USD	7.7556:1 HKD to USD

Estimated useful lives of property, equipment and leasehold improvements
Useful life
Buildings	40 years
Equipment	5 - 10 years
Furniture and fixtures	5 - 10 years
Company automobiles	3 - 5 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

Schedule of earnings per share calculation

	Year ended December 31,
	2016	2015	2014
		(Combined – Note 2)	(Combined – Note 2)
Net income (loss)	$2,169	$(1,227)	$(2,852)
Weighted average number of common shares outstanding – Basic	23,556,828	23,550,145	23,549,112
Stock options	816,036	—	—
Weighted average number of common shares outstanding – Diluted	24,372,864	23,550,145	23,549,112
Earnings (loss) per share
Basic	$0.09	$(0.05)	$(0.12)
Diluted	$0.09	$(0.05)	$(0.12)